8. Deposits (Details)	Dec. 31, 2015 USD ($)
Time Deposits [Abstract]
2016	$ 67,812,011
2017	13,816,874
2018	7,017,296
2019	12,765,849
2020	6,150,498
Total time certificates of deposit	$ 107,562,528